Restrictions on Cash and Due From Bank Accounts - Additional Information (Detail) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Average reserve balance with federal reserve bank	$ 1,300,000	$ 5,500,000
Interest reserve escrow	0	174,000
Official Check Service Provider
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted account	4,500,000	4,500,000
Government-sponsored enterprise [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted account	1,000,000	0
Prepaid Card Provider
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted account	$ 5,000	$ 0